Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)	Jan. 01, 2020 HKD ($)
Operating lease:
Operating lease right-of-use assets	$ 39,936,214	$ 5,092,606	$ 41,682,405	$ 541,625
Current operating lease obligation	5,738,317	731,742	4,810,410	$ 541,625
Non-current operating lease obligation	34,197,897	4,360,864	36,871,995
Total operating lease obligation	$ 39,936,214	$ 5,092,606	$ 41,682,405
Weighted average discount rate	7.89%	7.89%
Weighted average remaining lease term (years)	5 years 10 months 6 days	5 years 10 months 6 days